Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (2)	Value of Initial Fixed $100 Investment Based on		Net Income ($ thousands)	Company Selected Measure (4)	SUPPLEMENTAL MEASURE:
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)			3-Year Return on Average Equity (4)
2024	4,811,089	5,162,068	1,140,889	1,160,680	93.44	105.74	224,100	N/A	7.5%
2023	3,110,602	2,386,099	886,745	720,910	84.56	92.96	194,131	N/A	7.7%
2022	3,375,572	2,901,778	1,472,753	1,398,178	94.09	98.79	212,600	N/A	7.4%
2021	3,445,367	1,956,479	1,116,582	813,050	86.70	97.40	186,840	N/A	8.5%
2020	3,102,048	(436,483)	985,536	454,150	84.94	82.86	155,215	N/A	(12.9)%

Company Selected Measure Name	Net income
Named Executive Officers, Footnote	In 2023 and 2024, Brian Bird was our PEO, and in all other years, Robert Rowe was our PEO. For 2023 and 2024, our other NEOs were Crystal Lail, Shannon Heim, John Hines, and Bobbi Schroeppel. For 2022, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame and Curtis Pohl. For 2021, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame, Curtis Pohl and Bobbi Schroeppel. For 2020, our other NEOs were Brian Bird, Heather Grahame, Curtis Pohl and Bobbi Schroeppel.
Peer Group Issuers, Footnote	See page 33 for a listing of our peer group.
PEO Total Compensation Amount	$ 4,811,089	$ 3,110,602	$ 3,375,572	$ 3,445,367	$ 3,102,048
PEO Actually Paid Compensation Amount	$ 5,162,068	2,386,099	2,901,778	1,956,479	(436,483)
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company's NEOs; instead, these amounts reflect the totals in the Summary Compensation Table with certain adjustments as described in the tables below. The following tables include the adjustments that were necessary to arrive at CAP for our PEO and non-NEOs during 2024, as represented in the CAP table above.

Adjustments to Determine CAP for PEO	2024
Summary Compensation Table (SCT) Total	$4,811,089
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(29,203)
Increase for "Service Cost" for Pension Plans	$12,597
Deduction for stock awards amounts reported in the SCT	$(2,320,016)
Fair value of current year equity awards at year-end	$2,346,922
Change in value of prior years' awards unvested at year-end	$182,697
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$157,982
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$350,979
CAP Total	$5,162,068

Adjustments to Determine Average CAP for Non-PEO NEOs	2024
Summary Compensation Table (SCT) Total	$1,140,889
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(23,742)
Increase for "Service Cost" for Pension Plans	$7,589
Deduction for stock awards amounts reported in the SCT	$(338,508)
Fair value of current year equity awards at year-end	$360,667
Change in value of prior years' awards unvested at year-end	$27,799
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$(14,014)
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$19,791
CAP Total	$1,160,680

Non-PEO NEO Average Total Compensation Amount	$ 1,140,889	886,745	1,472,753	1,116,582	985,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,160,680	720,910	1,398,178	813,050	454,150
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company's NEOs; instead, these amounts reflect the totals in the Summary Compensation Table with certain adjustments as described in the tables below. The following tables include the adjustments that were necessary to arrive at CAP for our PEO and non-NEOs during 2024, as represented in the CAP table above.

Adjustments to Determine CAP for PEO	2024
Summary Compensation Table (SCT) Total	$4,811,089
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(29,203)
Increase for "Service Cost" for Pension Plans	$12,597
Deduction for stock awards amounts reported in the SCT	$(2,320,016)
Fair value of current year equity awards at year-end	$2,346,922
Change in value of prior years' awards unvested at year-end	$182,697
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$157,982
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$350,979
CAP Total	$5,162,068

Adjustments to Determine Average CAP for Non-PEO NEOs	2024
Summary Compensation Table (SCT) Total	$1,140,889
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(23,742)
Increase for "Service Cost" for Pension Plans	$7,589
Deduction for stock awards amounts reported in the SCT	$(338,508)
Fair value of current year equity awards at year-end	$360,667
Change in value of prior years' awards unvested at year-end	$27,799
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$(14,014)
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$19,791
CAP Total	$1,160,680

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2020 to 2024, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2020, the value of a $100 investment in our common stock actually declined to approximately $83 over the course of the year, and the CAP to our PEO turned out to be a negative number. When our TSR increased in 2021 and 2022, decreased in 2023, and then increased again in 2024, the CAP showed similar correlation.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2020 to 2021 with a corresponding increase to net income. However, CAP again increased in 2022, even though net income declined, and decreased in 2023, even though net income increased. This indirect relationship can be explained through an examination of our compensation program. Our long-term equity incentive awards make up the largest percentage of the compensation package provided to our executives, and those awards use TSR as a primary metric. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package.

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2020 to 2021 with a corresponding increase to net income. However, CAP again increased in 2022, even though net income declined, and decreased in 2023, even though net income increased. This indirect relationship can be explained through an examination of our compensation program. Our long-term equity incentive awards make up the largest percentage of the compensation package provided to our executives, and those awards use TSR as a primary metric. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package.

Total Shareholder Return Vs Peer Group

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2020 to 2024, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2020, the value of a $100 investment in our common stock actually declined to approximately $83 over the course of the year, and the CAP to our PEO turned out to be a negative number. When our TSR increased in 2021 and 2022, decreased in 2023, and then increased again in 2024, the CAP showed similar correlation.

Tabular List, Table

Most Important Performance Measures
Earnings Per Share (3-year period)	Net Income	Relative Total Shareholder Return (3-year period)	Return on Average Equity (3-year period)

Total Shareholder Return Amount	$ 93.44	84.56	94.09	86.70	84.94
Peer Group Total Shareholder Return Amount	105.74	92.96	98.79	97.40	82.86
Net Income (Loss)	$ 224,100,000	$ 194,131,000	$ 212,600,000	$ 186,840,000	$ 155,215,000
PEO Name	Robert Rowe
Additional 402(v) Disclosure	Net income is the only single-year financial measure we use to link CAP to our NEOs for the most recently completed fiscal year. We use several multi-year performance measures as listed in the Most Important Performance Measures table on page 61. We have supplemented the information provided in the CAP table with one of these multi-year measures — ROAE over a three-year period.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share(3-year period)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return(3-year period)
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

SUPPLEMENTAL INFORMATION — CAP vs. Return on Average Equity
Like net income, ROAE does not appear to have the same correlative relationship with CAP. The pattern in the graphic to the left illustrates that ROAE has remained relatively consistent over the past four years even though CAP has fluctuated. While ROAE is a metric we use in our long-term equity incentive awards, it is a secondary metric and does not drive the performance under those awards as much as TSR does. Thus, ROAE contributes less to the CAP to our executives.

Other Performance Measure, Amount	0.075	0.077	0.074	0.085	(0.129)
Name	Return on Average Equity(3-year period)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 350,979
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,203)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,597
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,320,016)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,346,922
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,697
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,982
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,791
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,742)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,589
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,508)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,799
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,014)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0